32. Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses By Nature Tables
Expenses by nature
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	3,061,601	543,770	559,255	4,164,626
Pension plans	79,240	14,074	14,475	107,789
Communications expenses	33,951	176,949	14,061	224,961
Allowance for the impairment of trade and other receivables	-	235,053	-	235,053
Supplies consumption	294,117	-	46,985	341,102
Leases and insurance	396	-	111,480	111,876
Security service	88,220	1,217	78,925	168,362
Fees and remuneration for services	667,962	544,453	498,077	1,710,492
Public relations and marketing	-	-	35,966	35,966
Advertising and sponsorship	-	-	18,528	18,528
Reimbursements to personnel	55	34	497	586
Depreciation of property, plants and equipments	348,603	55,113	26,590	430,306
Directors and Supervisory Committee members’ fees	-	-	13,080	13,080
ENRE penalties (1)	254,127	265,592	-	519,719
Taxes and charges	-	242,493	19,613	262,106
Other	635	168	13,104	13,907
At 12.31.17	4,828,907	2,078,916	1,450,636	8,358,459

(1)	Transmission and distribution expenses include recovery for $ 413.7 million (Note 2.e) net of the charge for the year for $ 933.4 million.

Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	2,586,293	437,863	502,712	3,526,868
Pension plans	77,295	13,086	15,024	105,405
Communications expenses	25,072	128,963	10,423	164,458
Allowance for the impairment of trade and other receivables	-	227,692	-	227,692
Supplies consumption	276,201	-	34,571	310,772
Leases and insurance	436	-	87,791	88,227
Security service	67,541	11,485	43,636	122,662
Fees and remuneration for services	453,738	468,516	394,373	1,316,627
Public relations and marketing	-	-	18,955	18,955
Advertising and sponsorship	-	-	9,765	9,765
Reimbursements to personnel	904	170	774	1,848
Depreciation of property, plants and equipments	284,786	49,334	17,462	351,582
Directors and Supervisory Committee members’ fees	-	-	5,999	5,999
ENRE penalties	2,374,242	182,422	-	2,556,664
Taxes and charges	-	97,028	14,686	111,714
Other	706	137	6,154	6,997
At 12.31.16	6,147,214	1,616,696	1,162,325	8,926,235

Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	1,859,710	299,835	328,352	2,487,897
Pension plans	65,379	12,332	11,543	89,254
Communications expenses	13,729	58,735	3,422	75,886
Allowance for the impairment of trade and other receivables	-	24,084	-	24,084
Supplies consumption	211,448	-	23,040	234,488
Leases and insurance	510	-	58,194	58,704
Security service	43,738	839	24,060	68,637
Fees and remuneration for services	463,159	329,497	213,816	1,006,472
Public relations and marketing	-	-	10,185	10,185
Advertising and sponsorship	-	-	5,247	5,247
Reimbursements to personnel	1,189	214	834	2,237
Depreciation of property, plants and equipments	236,758	34,771	9,878	281,407
Directors and Supervisory Committee members’ fees	-	-	3,652	3,652
ENRE penalties	257,282	24,371	-	281,653
Taxes and charges	-	47,901	10,047	57,948
Other	762	227	3,821	4,810
At 12.31.15	3,153,664	832,806	706,091	4,692,561